Dec. 30, 2020
10.31 Fidelity Emerging Markets Discovery Fund - AMCIZ PRO-14
Supplement to theFidelity® Emerging Markets Discovery FundClass A, Class M, Class C, Class I and Class ZDecember 30, 2020Prospectus
10.31 Fidelity Emerging Markets Discovery Fund - AMCIZ PRO-14 | Fidelity Emerging Markets Discovery Fund
Normally investing at least 80% of assets in securities of issuers in emerging markets (countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics) and other investments that are tied economically to emerging markets. Normally investing primarily in common stocks. Investing in either "growth" stocks or "value" stocks or both. Focusing investments in small- and medium-sized companies, but also may invest substantially in larger companies. Allocating investments across different emerging market countries. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.